CAPITAL LEASE OBLIGATION (Tables)	12 Months Ended
Dec. 31, 2014
CAPITAL LEASE OBLIGATION
Summary of assets under capital lease and accumulated depreciation

	December 31, 2014	December 31, 2013
Network and base station equipment	6,427	—
Vehicles	73	942
Buildings	—	28
Leased assets, at cost	6,500	970
Accumulated depreciation	(438)	(793)

Leased assets, net	6,062	177

Schedule of future minimum lease payments under capital leases together with the present value of the net minimum lease payments

Payments due for the year ended December 31,
2015	1,119
2016	1,108
2017	1,153
2018	1,159
2019	1,159
Thereafter	7,687

Total minimum lease payments (undiscounted)	13,385
Less amount representing interest	(3,990)

Present value of net minimum lease payments	9,395
Less current portion of lease obligations	(538)

Non-current portion of lease obligations	8,857